Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of capital management [Abstract]
Schedule of Capital Management

	2019	2018
	$	$
Total long-term debt	8,461	8,150
Less: Cash and cash equivalents	(14,066)	(14,895)

Net debt	(5,605)	(6,745)
Equity	6,448	4,317

Total capital	843	(2,428)